Investments in Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of joint ventures [line items]
Schedule of interest in joint ventures
		Interest of holding (percentage) as at December 31,
Company name	Country	2018	2017

EPI	Cyprus	50%	50%
Kochi	India	50%	50%

Schedule of movement in equity accounted investees (in aggregation)
2018

Balance as at 1 January	5,592
Initial recognition (see Note 19)	77,048
Effect of movements in exchange rates	(209)

Balance as at 31 December	82,431

Schedule of financial information
2018

Current assets	8,415
Trading properties-non current	199,213
Other current liabilities	(53,532)

Net assets (100%)	154,096

Carrying amount of interest in joint venture (50%)	77,048

2018

Reverse of write-downs	13,831
Other expenses	(1,110)

Total net profit and comprehensive income (100%)	12,721

Total results from investee (50%)	6,361

Schedule of aggregate information of joint ventures
	December 31
	2018	2017
	NIS in thousands

The Group’s share of total comprehensive los	(208)	-
Aggregate carrying amount of the Group’s interests in these joint ventures	5,383	5,592

Chennai Project [Member]
Disclosure of joint ventures [line items]
Schedule of main parameters considered to arrive at land value
Parameter	Premium (Discount)

Applicable Land Value INR million/acre	18.08
Discount for shape and contiguity	-20%
Additional cost to be incurred at the site due to illegal excavation	-5%
Total discount on account	-58%

Bangalore Project [Member]
Disclosure of joint ventures [line items]
Schedule of main parameters considered to arrive at land value
Parameter	Premium (Discount)

Applicable land value (INR Mn/acre)	96
Discount on account of Revised Master Plan 2015 Buffer zone norms (%)	-25%
Presence of minority shareholder	-20%
Discount on account of possible change in zoning (open space/parks)	-25%